Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
Summary of Operating Leases Minimum Future Rental Payments

The following are minimum future rental payments owed under the Company’s operating leases as of December 31, 2018:

(In thousands)
2019	$3,231
2020	6,882
2021	7,122
2022	7,146
2023 and thereafter	50,522

Total	$74,903